Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand	$ 4,128	$ 7,099
Cash at bank	1,624,890	993,185
Total cash and cash equivalents	$ 1,629,018	$ 1,000,284	$ 956,975	$ 441,278